Unaudited Condensed Consolidated Interim Statements of Cash Flow - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flow from operating activities
Net loss	$ (7,893,000)	$ (9,226,000)	[1]
Adjustments:
Depreciation and amortization	969,000	557,000	[1]
Revaluation of liability in respect of government grants	78,000	(55,000)	[1]
Financing expenses (income)	(42,000)	841,000	[1]
Loss from disposal and sale of fixed assets	162,000		[1]
Share-based payments	284,000	1,122,000	[1]
Profit loss	1,451,000	2,465,000	[1]
Changes in assets and liabilities:
Increase in inventory	(798,000)	(167,000)	[1]
Increase in other receivables	(70,000)	(117,000)	[1]
Decrease (increase) in trade receivables	(534,000)	40,000	[1]
Increase in other payables	251,000	577,000	[1]
Increase in trade payables	833,000	209,000	[1]
Decrease in other long term liabilities	(30,000)	(29,000)	[1]
Changes in assets and liabilities	(348,000)	513,000	[1]
Net cash used in operating activities	(6,790,000)	(6,248,000)	[1]
Cash flow from investing activities
Decrease (increase) in restricted bank deposits	87,000	(75,000)	[1]
Acquisition of property plant and equipment	(349,000)	(2,429,000)	[1]
Proceeds from sale of fixed assets	1,000
Net cash used in investing activities	(261,000)	(2,504,000)	[1]
Cash flow from financing activities:
Proceeds from issuance of ordinary shares and warrants, net	12,471,000	12,393,000	[1]
Exercise of warrants and options		203,000	[1]
Amounts recognized in respect of government grants liability, net	19,000	92,000	[1]
Net cash provided by financing activities	12,490,000	12,688,000	[1]
Increase in cash and cash equivalents	5,439,000	3,936,000	[1]
Cash and cash equivalents at beginning of the period	6,103,000	12,379,000	[1]
Effect of exchange rate fluctuations on cash	59,000	180,000	[1]
Cash and cash equivalents at end of period	11,601,000	16,495,000	[1]
Non-cash transactions:
Property plant and equipment acquired on credit	$ 68,000	$ 138,000	[1]

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 3.a.